LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
Text block [abstract]
LOSS PER SHARE
18.	LOSS PER SHARE
Basic loss per share provides a measure of the interests of each ordinary common share in the Company’s performance over the year. Diluted loss per share adjusts basic net loss per share for the effect of all dilutive potential common shares.

	2020	2019
Basic loss per share
Loss attributable to common shareholders	$109,828,218	$15,531,911

Weighted average number of common shares	370,530,748	354,593,084

Basic loss per share	$0.30	$0.04

Diluted loss per share
Loss attributable to common shareholders	$109,828,218	$15,531,911
Interest expense on convertible debentures	0	(11,822,910)
Mark to market gain on convertible debentures	0	21,821,831

Diluted loss attributable to common shareholders	$109,828,218	$25,530,832

Weighted average number of common shares	370,530,748	354,593,084
Effect on conversion of convertible debentures	0	48,083,337

Weighted average number of common shares (diluted) at December 31	370,530,748	402,676,421

Diluted loss per common share	$0.30	$0.06